Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax Text Block Abstract
Net tax loss	$ 285,300,000	$ 258,500,000	$ 276,100,000
Deferred tax asset	$ 71,300,000	64,600,000	69,000,000
Tax rate	25.00%
Tax carry forward expiration period	2021 years
Tax credits	$ 402,000	$ 372,000	$ 462,000